Schedule of Investments (unaudited)
December 31, 2025
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Boeing Co. (The)(a)	30,012	$ 6,516,205
General Dynamics Corp.	10,134	3,411,712
General Electric Co.	41,786	12,871,342
Lockheed Martin Corp.	8,286	4,007,690
Northrop Grumman Corp.	5,437	3,100,232
RTX Corp.	53,750	9,857,750
TransDigm Group, Inc.	2,227	2,961,576
		42,726,507
Air Freight & Logistics — 0.3%
FedEx Corp.	8,593	2,482,174
United Parcel Service, Inc., Class B	29,462	2,922,336
		5,404,510
Automobiles — 2.7%
General Motors Co.	37,476	3,047,548
Tesla, Inc.(a)	113,352	50,976,662
		54,024,210
Banks — 4.0%
Bank of America Corp.	267,132	14,692,260
Citigroup, Inc.	71,295	8,319,414
JPMorgan Chase & Co.	109,132	35,164,513
NU Holdings Ltd., Class A(a)	134,168	2,245,972
PNC Financial Services Group, Inc. (The)	15,937	3,326,530
Truist Financial Corp.	51,739	2,546,076
U.S. Bancorp	62,897	3,356,184
Wells Fargo & Co.	126,283	11,769,576
		81,420,525
Beverages — 1.1%
Coca-Cola Co. (The)	156,325	10,928,681
Keurig Dr. Pepper, Inc.	51,917	1,454,195
Monster Beverage Corp.(a)	27,966	2,144,153
PepsiCo, Inc.	55,071	7,903,790
		22,430,819
Biotechnology — 1.8%
AbbVie, Inc.	71,169	16,261,405
Amgen, Inc.	21,574	7,061,386
Gilead Sciences, Inc.	50,095	6,148,660
Regeneron Pharmaceuticals, Inc.	4,077	3,146,914
Vertex Pharmaceuticals, Inc.(a)	10,316	4,676,862
		37,295,227
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	385,362	88,949,257
Building Products — 0.4%
Carrier Global Corp.	31,818	1,681,263
Johnson Controls International PLC	26,471	3,169,903
Trane Technologies PLC	8,941	3,479,837
		8,331,003
Capital Markets — 2.9%
BlackRock, Inc.(b)	6,118	6,548,340
Blackstone, Inc., Class A, NVS	29,797	4,592,910
Brookfield Asset Management Ltd., Class A	15,333	803,296
Charles Schwab Corp. (The)	68,628	6,856,623
CME Group, Inc., Class A	14,420	3,937,814
Goldman Sachs Group, Inc. (The)	11,804	10,375,716
Interactive Brokers Group, Inc., Class A	17,292	1,112,049
Intercontinental Exchange, Inc.	22,974	3,720,869
KKR & Co., Inc., Class A	27,204	3,467,966
Moody’s Corp.	6,267	3,201,497
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	46,267	$ 8,213,780
S&P Global, Inc.	12,178	6,364,101
		59,194,961
Chemicals — 0.8%
Air Products & Chemicals, Inc.	8,977	2,217,499
Ecolab, Inc.	10,001	2,625,462
Linde PLC	18,874	8,047,685
Sherwin-Williams Co. (The)	9,269	3,003,434
Solstice Advanced Materials, Inc.(a)	6,378	309,843
		16,203,923
Commercial Services & Supplies — 0.4%
Cintas Corp.	13,781	2,591,793
Copart, Inc.(a)	35,606	1,393,975
Republic Services, Inc.	8,118	1,720,448
Waste Management, Inc.	14,836	3,259,617
		8,965,833
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	41,506	5,438,531
Cisco Systems, Inc.	159,895	12,316,712
Motorola Solutions, Inc.	6,686	2,562,878
		20,318,121
Construction Materials — 0.2%
CRH PLC	27,193	3,393,686
Consumer Finance — 0.7%
American Express Co.	21,695	8,026,065
Capital One Financial Corp.	25,291	6,129,527
		14,155,592
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	17,831	15,376,385
Target Corp.	18,223	1,781,298
Walmart, Inc.	174,779	19,472,128
		36,629,811
Diversified Telecommunication Services — 0.7%
AT&T Inc.	277,644	6,896,677
Verizon Communications, Inc.	169,668	6,910,578
		13,807,255
Electric Utilities — 1.1%
American Electric Power Co., Inc.	21,559	2,485,968
Constellation Energy Corp.	12,557	4,436,011
Duke Energy Corp.	31,227	3,660,117
NextEra Energy, Inc.	83,808	6,728,106
Southern Co. (The)	44,193	3,853,630
		21,163,832
Electrical Equipment — 0.8%
Eaton Corp. PLC	15,744	5,014,621
Emerson Electric Co.	22,591	2,998,278
GE Vernova, Inc.	10,996	7,186,656
		15,199,555
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	49,018	6,624,292
Energy Equipment & Services — 0.1%
SLB Ltd.	60,159	2,308,902
Entertainment — 1.4%
Netflix, Inc.(a)	170,255	15,963,109
Spotify Technology SA(a)	6,167	3,581,239
Walt Disney Co. (The)	72,750	8,276,767
		27,821,115

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 4.2%
Apollo Global Management, Inc.	16,531	$ 2,393,028
Berkshire Hathaway, Inc., Class B(a)	74,095	37,243,852
Fiserv, Inc.(a)	21,703	1,457,790
Mastercard, Inc., Class A	32,317	18,449,129
PayPal Holdings, Inc.	37,635	2,197,131
Visa, Inc., Class A	67,624	23,716,413
		85,457,343
Food Products — 0.1%
Mondelez International, Inc., Class A	51,939	2,795,876
Ground Transportation — 0.9%
CSX Corp.	75,261	2,728,211
Norfolk Southern Corp.	9,111	2,630,528
Uber Technologies, Inc.(a)	80,942	6,613,771
Union Pacific Corp.	24,039	5,560,701
		17,533,211
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	69,497	8,707,279
Becton Dickinson & Co.	11,463	2,224,624
Boston Scientific Corp.(a)	59,307	5,654,922
Edwards Lifesciences Corp.(a)	23,069	1,966,632
Intuitive Surgical, Inc.(a)	14,180	8,030,985
Medtronic PLC	51,615	4,958,137
Stryker Corp.	13,833	4,861,885
		36,404,464
Health Care Providers & Services — 1.5%
Cigna Group (The)	10,572	2,909,731
CVS Health Corp.	50,288	3,990,856
Elevance Health, Inc.	8,936	3,132,515
HCA Healthcare, Inc.	6,511	3,039,725
McKesson Corp.	5,054	4,145,746
UnitedHealth Group, Inc.	36,556	12,067,501
		29,286,074
Health Care REITs — 0.3%
Welltower, Inc.	27,623	5,127,105
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	17,050	2,314,026
Booking Holdings, Inc.	1,309	7,010,127
Chipotle Mexican Grill, Inc.(a)	52,883	1,956,671
DoorDash, Inc., Class A(a)(c)	14,388	3,258,594
Marriott International, Inc., Class A	9,014	2,796,503
McDonald’s Corp.	28,736	8,782,584
Starbucks Corp.	45,594	3,839,471
		29,957,976
Household Products — 0.9%
Colgate-Palmolive Co.	32,230	2,546,815
Kimberly-Clark Corp.	13,412	1,353,137
Procter & Gamble Co. (The)	94,360	13,522,731
		17,422,683
Industrial Conglomerates — 0.4%
3M Co.	21,387	3,424,059
Honeywell International, Inc.	25,513	4,977,331
		8,401,390
Industrial REITs — 0.2%
Prologis, Inc.	37,189	4,747,548
Insurance — 1.4%
Aflac, Inc.	19,292	2,127,329
American International Group, Inc.	22,250	1,903,488
Aon PLC, Class A	8,423	2,972,308
Security	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Co.	10,168	$ 2,631,377
Chubb Ltd.	14,683	4,582,858
Marsh & McLennan Cos., Inc.	19,779	3,669,400
MetLife, Inc.	22,552	1,780,255
Progressive Corp. (The)	23,560	5,365,083
Travelers Cos., Inc. (The)	8,941	2,593,426
		27,625,524
Interactive Media & Services — 9.4%
Alphabet, Inc., Class A	233,516	73,090,508
Alphabet, Inc., Class C, NVS	190,139	59,665,618
Meta Platforms, Inc., Class A	87,712	57,897,814
		190,653,940
IT Services — 1.0%
Accenture PLC, Class A	25,171	6,753,379
International Business Machines Corp.	37,377	11,071,441
Snowflake, Inc., Class A(a)	13,190	2,893,359
		20,718,179
Life Sciences Tools & Services — 0.7%
Danaher Corp.	25,296	5,790,760
Thermo Fisher Scientific, Inc.	15,171	8,790,836
		14,581,596
Machinery — 1.2%
Caterpillar, Inc.	18,601	10,655,955
Deere & Co.	9,833	4,577,950
Illinois Tool Works, Inc.	11,640	2,866,932
PACCAR, Inc.	20,771	2,274,632
Parker-Hannifin Corp.	5,081	4,465,996
		24,841,465
Media — 0.2%
Comcast Corp., Class A	145,199	4,339,998
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	57,341	2,912,349
Newmont Corp.	44,068	4,400,190
Southern Copper Corp.	3,336	478,616
		7,791,155
Multi-Utilities — 0.2%
Dominion Energy, Inc.	34,210	2,004,364
Sempra	26,164	2,310,019
		4,314,383
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	75,263	11,470,834
ConocoPhillips	50,241	4,703,060
EOG Resources, Inc.	21,914	2,301,189
Exxon Mobil Corp.	169,721	20,424,225
Williams Cos., Inc. (The)	48,825	2,934,871
		41,834,179
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	81,989	4,422,487
Eli Lilly & Co.	32,184	34,587,501
Johnson & Johnson	96,674	20,006,684
Merck & Co., Inc.	101,260	10,658,627
Pfizer, Inc.	228,551	5,690,920
Zoetis, Inc., Class A	17,884	2,250,165
		77,616,384
Professional Services — 0.2%
Automatic Data Processing, Inc.	16,335	4,201,852
Semiconductors & Semiconductor Equipment — 15.7%
Advanced Micro Devices, Inc.(a)	64,695	13,855,081

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	19,964	$ 5,414,237
Applied Materials, Inc.	32,175	8,268,653
Broadcom, Inc.	185,530	64,211,933
Intel Corp.(a)	177,263	6,541,005
KLA Corp.	5,286	6,422,913
Lam Research Corp.	50,440	8,634,319
Marvell Technology, Inc.	34,820	2,959,004
Micron Technology, Inc.	44,886	12,810,913
NVIDIA Corp.	940,211	175,349,351
QUALCOMM, Inc.	43,335	7,412,452
Texas Instruments, Inc.	36,551	6,341,233
		318,221,094
Software — 11.7%
Adobe, Inc.(a)	16,792	5,877,032
AppLovin Corp., Class A(a)	9,590	6,461,934
Atlassian Corp., Class A(a)	6,664	1,080,501
Autodesk, Inc.(a)	8,541	2,528,221
Cadence Design Systems, Inc.(a)	10,937	3,418,688
Crowdstrike Holdings, Inc., Class A(a)	9,933	4,656,193
Fortinet, Inc.(a)	25,502	2,025,114
Intuit, Inc.	10,969	7,266,085
Microsoft Corp.	297,939	144,089,259
Oracle Corp.	67,624	13,180,594
Palantir Technologies, Inc., Class A(a)	87,750	15,597,563
Palo Alto Networks, Inc.(a)	26,977	4,969,163
Roper Technologies, Inc.	4,336	1,930,084
Salesforce, Inc.	37,507	9,935,979
ServiceNow, Inc.(a)	41,490	6,355,853
Strategy, Inc., Class A(a)(c)	10,759	1,634,830
Synopsys, Inc.(a)	7,426	3,488,141
Workday, Inc., Class A(a)(c)	8,621	1,851,618
		236,346,852
Specialized REITs — 0.4%
American Tower Corp.	18,862	3,311,601
Equinix, Inc.	3,924	3,006,412
Public Storage	6,333	1,643,414
		7,961,427
Specialty Retail — 1.6%
AutoZone, Inc.(a)	670	2,272,305
Home Depot, Inc. (The)	39,998	13,763,312
Security	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	22,550	$ 5,438,158
O’Reilly Automotive, Inc.(a)	33,842	3,086,729
TJX Cos., Inc. (The)	44,989	6,910,760
		31,471,264
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	585,670	159,220,246
Dell Technologies, Inc., Class C	12,797	1,610,887
		160,831,133
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	46,389	2,955,443
Tobacco — 0.7%
Altria Group, Inc.	67,958	3,918,458
Philip Morris International, Inc.	62,521	10,028,369
		13,946,827
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	19,358	3,930,448
Total Long-Term Investments — 99.8% (Cost: $1,435,489,175)		2,017,685,749
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(b)(d)(e)	4,695,971	4,698,319
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)(d)	2,689,183	2,689,183
Total Short-Term Securities — 0.4% (Cost: $7,387,502)		7,387,502
Total Investments — 100.2% (Cost: $1,442,876,677)		2,025,073,251
Liabilities in Excess of Other Assets — (0.2)%		(3,924,928)
Net Assets — 100.0%		$ 2,021,148,323

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,423,547	$ —	$ (723,483)(a)	$ (1,745)	$ —	$ 4,698,319	4,695,971	$ 4,877 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,601	358,582 (a)	—	—	—	2,689,183	2,689,183	77,025	—
BlackRock, Inc.	5,441,314	796,619	(402,631)	122,701	590,337	6,548,340	6,118	90,883	—
				$ 120,956	$ 590,337	$ 13,935,842		$ 172,785	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	03/20/26	$ 3,102	$ (28,510)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,017,685,749	$ —	$ —	$ 2,017,685,749
Short-Term Securities
Money Market Funds	7,387,502	—	—	7,387,502
	$ 2,025,073,251	$ —	$ —	$ 2,025,073,251
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (28,510)	$ —	$ —	$ (28,510)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust